9. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Tables
SEGMENT INFORMATION

	December 31,	December 31,
	2012	2011

Identifiable assets
USA	$58,094,222	$52,424,129
Canada	3,953,053	18,345,690
Australia	1,487,117	1,993,279
Mongolia	613,723	1,781,099
Other	25,415	45,613
	$64,173,530	$74,589,810